Capital and reserves	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Capital and reserves	22 Capital and reserves
(a) Share capital

	Ordinary shares of 25p each Number of shares	£m
Allotted and fully paid
1 January 2025	2,342,825,304	585
Changes during the year
– share option schemes	89,960	—
– shares bought back and cancelled	(30,460,763)	(8)
31 December 2025	2,312,454,501	577
Allotted and fully paid
1 January 2024	2,456,941,909	614
Changes during the year
– share option schemes	275,824	—
– shares bought back and cancelled	(27,392,429)	(7)
– treasury shares cancelled	(87,000,000)	(22)
31 December 2024	2,342,825,304	585
Allotted and fully paid
1 January 2023	2,456,867,420	614
Changes during the year
– share option schemes	74,489	—
31 December 2023	2,456,941,909	614
Share capital
The Company’s ordinary shares are fully paid and no further contribution of capital may be required by the Company from the shareholders. All ordinary shares rank equally with regard to participation in dividends and to share in the proceeds of the Company’s residual assets upon a winding up of the
Company. Shareholders may, by ordinary resolution, declare final dividends, but not in excess of the amount recommended by the Directors. Holders of ordinary shares have no pre-emptive rights.
On a show of hands every shareholder who is present in person at a general meeting is entitled to one vote regardless of the number of shares held by the shareholder, unless a poll is demanded. On a poll, every shareholder who is present in person or by proxy has one vote for every share held by the shareholder. The Company’s Annual General Meeting voting is undertaken by way of a poll.
All rights attached to the Company’s shares held by the Group as treasury shares are suspended until those shares are reissued.
(b) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m
31 December 2025	123	138	26,414	26,675
31 December 2024	121	130	26,414	26,665
31 December 2023	115	101	26,414	26,630
Share premium account
The share premium account includes the difference between the value of shares issued and their nominal value. The share premium increase includes
£2 million (2024: £6 million; 2023: £2 million) in respect of ordinary shares issued under the Company’s share option schemes.
Capital redemption account
On the purchase of own shares as part of the share buy-back programme for shares which are cancelled, a transfer is made from retained earnings to the capital redemption reserve equivalent to the nominal value of shares purchased. Purchased shares which are not cancelled are classified as treasury shares and presented as a deduction from total equity. During 2024, 87 million shares purchased under previous share buy-back programmes were cancelled.
Merger reserve account
The merger reserve comprises:
a.In 1999, shares were issued for the acquisition of the Rothmans International B.V. Group and the difference between the fair value of shares issued and their nominal value of £3,748 million was credited to merger reserves; and
b.On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of the Reynolds Group not already owned by the Group.
Shares were issued for the acquisition and the difference between the fair value of shares issued and their nominal value of £22,666 million was credited to merger reserves.
(c) Equity attributed to owners of the parent − movements in other reserves and retained earnings (which are after deducting treasury shares)
comprise:

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2025	(1,615)	(84)	45	179	573	(902)	(4,408)	26,018
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	7,764
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(3,310)					(3,310)
– reclassified and reported in profit for the year	2					2
– net investment hedges − net fair value gains on derivatives	151	—	—	—	—	151	—	—
–net investment hedges − differences on exchange on borrowings	(20)	—	—	—	—	(20)	—	—
Cash flow hedges
– net fair value gains	—	3	—	—	—	3	—	—
– reclassified and reported in profit for the year	—	16	—	—	—	16	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(13)	—	—	—	(13)	—	—
Investments held at fair value
– net fair value losses	—	—	(2)	—	—	(2)	—	—
–reclassified and reported in retained earnings	—	—	(4)	—	—	(4)	—	4
Associates
− share of OCI, net of tax (note 9)	(134)	1	—	—	—	(133)	—	—
− differences on exchange reclassified to profit or loss (note 9)	47	—	—	—	—	47	—	—
Retirement benefit schemes
– net actuarial losses (note 15)	—	—	—	—	—	—	—	(10)
– surplus recognition (note 15)	—	—	—	—	—	—	—	(66)
Associates − share of OCI, net of tax (note 9)	—	—	(4)	—	—	(4)	—	—
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	21	—	—	—	21	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	83
– treasury shares used for share option schemes	—	—	—	—	—	—	9	(9)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(5,240)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(61)	—
– share buy-back programme	—	—	—	—	—	—	—	(1,114)
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(55)
– tax on coupons paid	—	—	—	—	—	—	—	14
– redemption of perpetual hybrid bonds, net of costs	—	—	—	—	—	—	—	(31)
– reclassification of issuance costs. net of tax	—	—	—	—	—	—	—	(8)
Non-controlling interests – acquisitions (note 27(c))	—	—	—	—	—	—	—	(15)
Other movements	—	—	—	—	—	—	77	(23)
31 December 2025	(4,879)	(56)	35	179	573	(4,148)	(4,383)	27,312

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2024	(1,470)	(194)	18	179	573	(894)	(7,096)	31,627
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	3,068
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(193)	—	—	—	—	(193)	—	—
– reclassified and reported in profit for the year	—	—	—	—	—	—	—	—
–net investment hedges – net fair value gains on derivatives	20	—	—	—	—	20	—	—
–net investment hedges – differences on exchange on borrowings	17	—	—	—	—	17	—	—
Cash flow hedges
– net fair value gains	—	65	—	—	—	65	—	—
– reclassified and reported in profit for the year	—	36	—	—	—	36	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(23)	—	—	—	(23)	—	—
Investments held at fair value
– net fair value losses	—	—	(6)	—	—	(6)	—	—
Associates
− share of OCI, net of tax (note 9)	(32)	19	—	—	—	(13)	—	—
− differences on exchange reclassified to profit or loss (note 9)	43	—	—	—	—	43	—	—
Retirement benefit schemes
– net actuarial losses (note 15)	—	—	—	—	—	—	—	(19)
– surplus recognition (note 15)	—	—	—	—	—	—	—	(14)
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(1)
Associates − share of OCI, net of tax (note 9)	—	—	33	—	—	33	—	—
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	13	—	—	—	13	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	70
– treasury shares used for share option schemes	—	—	—	—	—	—	8	(8)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(5,209)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(94)	—
– share buy-back programme	—	—	—	—	—	—	—	(698)
Treasury shares cancelled	—	—	—	—	—	—	2,685	(2,685)
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(56)
– tax on coupons paid	—	—	—	—	—	—	—	14
Reclassification of equity in respect of assets classified as held-for-sale	—	—	—	—	—	—	—	—
Other movements	—	—	—	—	—	—	89	(71)
31 December 2024	(1,615)	(84)	45	179	573	(902)	(4,408)	26,018

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2023	2,200	(327)	30	179	573	2,655	(7,116)	51,197
Comprehensive income and expense
Loss for the year	—	—	—	—	—	—	—	(14,367)
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(4,007)	—	—	—	—	(4,007)	—	—
– reclassified and reported in profit for the year	552	—	—	—	—	552	—	—
–net investment hedges – net fair value loss on derivatives	236	—	—	—	—	236	—	—
–net investment hedges – differences on exchange on borrowings	9	—	—	—	—	9	—	—
Cash flow hedges
– net fair value gains	—	59	—	—	—	59	—	—
– reclassified and reported in profit for the year	—	12	—	—	—	12	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(23)	—	—	—	(23)	—	—
Investments held at fair value
– net fair value gains	—	—	(6)	—	—	(6)	—	—
Associates – share of OCI, net of tax (note 9)	(165)	58	—	—	—	(107)	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	(106)
– surplus recognition (note 15)	—	—	—	—	—	—	—	24
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	30
Associates – share of OCI, net of tax (note 9)	—	—	(6)	—	—	(6)	—	1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	27	—	—	—	27	—	—
Employee share options
–value of employee services	—	—	—	—	—	—	—	71
–treasury shares used for share option schemes	—	—	—	—	—	—	14	(14)
Dividends and other appropriations
–ordinary shares	—	—	—	—	—	—	—	(5,071)
Purchase of own shares
–held in employee share ownership trusts	—	—	—	—	—	—	(110)	—
– share buy-back programme	—	—	—	—	—	—	—	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(58)
– tax on coupons paid	—	—	—	—	—	—	—	14
Non-controlling interests − acquisitions (note 27(c))	—	—	—	—	—	—	—	—
Reclassification of equity in respect of assets classified as held-for-sale	(295)	—	—	—	—	(295)	—	—
Other movements	—	—	—	—	—	—	116	(94)
31 December 2023	(1,470)	(194)	18	179	573	(894)	(7,096)	31,627
(i) Translation reserve:
The translation reserve is explained in the accounting policy on foreign currencies in note 1. The Group’s principal exchange rates used to convert the results of the Group’s foreign operations to sterling for the purposes of consolidation within the Group’s financial statements are the US dollar, Euro, Australian dollar, Bangladeshi taka, Brazilian real, Canadian dollar, Chilean peso, Danish krone, Indian rupee, Indonesian rupiah, Japanese yen, Romanian leu,
Singaporean dollar, South African rand and Swiss franc and are readily exchangeable into sterling or other freely convertible currencies. In certain other markets, where there is a lack of exchangeability, the exchange rate is estimated using observable data such as inflation-adjusted exchange rates or premiums paid to obtain hard currency from financial institutions.
In 2025, included within the differences on exchange from translation of foreign operations is £2 million (2024: nil; 2023: £552 million) which has been reclassified from reserves to the income statement and recognised in other operating expenses. In 2023, this foreign exchange reclassified to the income statement was recognised as an adjusting item. This was in relation to £554 million in respect of the sale of the Russian and Belarusian subsidiaries and a loss of £2 million in respect of the move to above market business models and Quantum-related initiatives.
In 2025, the Group divested 10% of its equity stake in ITC and £47 million was reclassified from reserves to the income statement and recognised in share of post-tax results of associates and joint ventures. In 2024, the Group divested 12% of its equity stake in ITC and £43 million was reclassified from reserves to the income statement and recognised in the share of post-tax results of associates and joint ventures. In both years, the reclassification to the income statement was recognised as an adjusting item.
(ii) Hedging reserve:
The hedging reserve is explained in the accounting policy on financial instruments in note 1.
Of the amounts reclassified from the hedging reserve and reported in profit for the year, a loss of £29 million (2024: £33 million loss; 2023: £51 million loss)
and a loss of £4 million (2024: £6 million gain; 2023: £4 million loss) were reported within revenue and raw materials and consumables, respectively, together with a gain of £1 million (2024: £6 million loss; 2023: £17 million loss) reported in other operating expenses, and a gain of £48 million (2024:
£69 million gain; 2023: £84 million gain) reported within net finance costs.
The Group hedges certain foreign currency denominated borrowings with cross-currency interest rate swaps. As permitted by IFRS 9 Financial Instruments, the foreign currency basis spreads have been separated from the hedging instrument and are recognised in reserves as a ‘cost of hedging’ and are reclassified to the income statement in the same period in which profit and loss is affected by the hedged expected cash flows as a component of the associated interest expense. The basis spreads are included within hedging reserves as they are not material. Included within the balance of hedging reserves at 31 December
2025 is an accumulated amount of nil (2024: £2 million loss; 2023: £6 million loss) in respect of the cost of hedging.
(iii) Fair value reserve:
The fair value reserve is explained in the accounting policy on financial instruments in note 1. Fair value gains and losses arising from investments held at fair value through other comprehensive income are recognised in this reserve.
As a result of ITC’s demerger of its hotel business in January 2025, the Group received a 15% stake in the newly incorporated ITC Hotels in the form of a dividend in specie of £533 million. In December 2025, around 59% of the Group’s investment in ITC Hotels was sold to investors by way of an accelerated bookbuild process. The fair value gains associated with the investment disposed of were transferred from the fair value reserve into the profit and loss reserve. Refer to note 18 for further information.
(iv) Revaluation reserve:
The revaluation reserve relates to the acquisition of the cigarette and snus business of Skandinavisk Tobakskompagni in 2008.
(v) Other reserves:
Other reserves comprise:
a.£483 million which arose in 1998 from merger accounting in a Scheme of Arrangement and Reconstruction whereby British American Tobacco p.l.c.
acquired the entire share capital of B.A.T Industries p.l.c. and the share capital of that company’s principal financial services subsidiaries was distributed, so effectively demerging them; and
b.In the 1999 Rothmans transaction, convertible redeemable preference shares were issued as part of the consideration. The discount on these shares was amortised by crediting other reserves and charging retained earnings. The £90 million balance in other reserves comprises the accumulated balance in respect of the preference shares converted during 2004.
(vi) Treasury shares:
Total equity attributable to owners of the parent is stated after deducting the cost of treasury shares which include £4,105 million (2024: £4,114 million;
2023: £6,807 million) for shares repurchased and not cancelled and £278 million (2024: £294 million; 2023: £289 million) in respect of the cost of own shares held in employee share ownership trusts.
On 18 March 2024, the Group announced a £1.6 billion share buy-back programme starting with £700 million in 2024 and with the remaining £900 million in 2025. The purpose of this programme is to reduce the issued share capital of the Company and the shares were cancelled on purchase. Following the partial sale of ITC shares on 28 May 2025, the Group announced an extension of the share buy-back programme of £200 million, taking the total amount repurchased in 2025 to £1.1 billion. On 9 December 2025, the Group announced an increase to the share buy-back programme of £1.3 billion commencing in
2026.
In respect of the share buy-back programme announced in 2024 and 2025, during the year the Group bought back and cancelled 30,460,763 (2024:
27,392,429) shares, for a total consideration of £1,114 million (2024: £698 million) inclusive of transaction costs of £6 million (2024: £3 million) that have been deducted from equity. Additionally, in 2024, 87 million shares held in the Company’s treasury share account previously purchased under prior year share buy-back programmes were cancelled.
As at 31 December 2025, treasury shares include 6,132,171 (2024: 7,113,821; 2023: 5,951,979) shares held in trust and 132,988,352 (2024: 133,266,206;
2023: 220,533,855) shares repurchased and not cancelled as part of the Company’s share buy-back programme. From March 2020, the Company has utilised shares acquired in the share buy-back programme to satisfy share-based payment awards made to certain employees.
(d) Perpetual hybrid bonds
The Group issues perpetual hybrid bonds and, as the Group has the unconditional right to avoid transferring cash or another financial asset in relation to these bonds, they are classified as equity instruments in the consolidated financial statements. Issuance costs associated with these bonds are also recognised within equity.
The coupons associated with perpetual hybrid bonds are fixed and would reset to rates determined by the contractual terms of each instrument on certain dates. The bonds are perpetual in nature and do not have maturity dates for the repayment of principal. The contractual terms of the perpetual hybrid bonds allow the Group to defer coupon payments, however certain contingent events could trigger mandatory payments of such deferred coupons, including the payment of dividends on, and the repurchase of, ordinary shares, subject to certain exceptions in each case. The full terms and conditions of such events can be found in the relevant prospectus which is available under the debt facilities section of the Group’s debt microsite (https://www.bat.com/content/dam/
batcom/global/main-nav/investors-and-reporting/debt-investors/debt-facilities/2025_-_Hybrid_Standalone_Prospectus.pdf).
On 27 September 2021, the Group issued two €1 billion perpetual hybrid bonds amounting to £1,703 million, which have been classified as equity. Issuance costs of these bonds, amounting to €26 million (£22 million), have been recognised within equity, net of £4 million of tax on issuance costs.
These bonds include an optional par redemption feature, exercisable at the Group’s discretion, from September 2026 to December 2026 (the 3% perpetual hybrid bond) and June 2029 to September 2029 (the 3.75% perpetual hybrid bond), as well as on specified dates thereafter, or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue. On 21 October 2025, the Group announced a tender offer to purchase any and all of its outstanding €1 billion 3% perpetual hybrid bonds from the holders of the securities. On 29 October 2025, the Group announced the final results of the tender offer, confirming that holders of €807 million in aggregate principal amount of the securities (representing c. 81% of the total outstanding principal amount) had validly tendered their securities, which were accepted for purchase and redeemed at a premium of £3 million. As the aggregate principal amount of the securities validly tendered and accepted for purchase pursuant to the offer exceeded the 75% threshold specified in the terms and conditions of the securities, the Group exercised its Substantial Repurchase Event Redemption Option and on 10 November 2025 redeemed the remaining c. 19% at their principal amount. The cash paid in respect of the redemption of the €1 billion 3% perpetual hybrid bond was £883 million
(inclusive of redemption costs) and all of these securities have been cancelled. Included within the redemption of perpetual hybrid bonds equity movement of
£39 million is £29 million in relation to the difference in spot rates between issuance and redemption. This has been treated as an adjusting item for the purposes of calculating the Group’s adjusted earnings per share in note 11.
On 30 October 2025, the Group issued two series of €600 million perpetual hybrid bonds amounting to £1,057 million. Issuance costs of the bonds amounting to €8 million (£7 million), have been recognised within equity, net of £2 million of tax on issuance costs. These bonds include an optional par redemption feature exercisable at the Group’s discretion from October 2030 to January 2031 (the 4.2% perpetual hybrid bond) and July 2033 to October
2033 (the 4.75% perpetual hybrid bond), or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue.
During the year, the Group did not defer any eligible coupon payments and paid a coupon of £33 million in September 2025 (September 2024: £31 million;
September 2023: £33 million) on the 3.75% September 2029 bond and £22 million in October and November  2025 (December 2024: £25 million;
December 2023: £26 million) on the 3% December 2026 bond which have been recognised within equity.
Differences between the coupon recognised in the capital and reserves statement and the coupon paid on perpetual hybrid bonds in the cash flow statement are due to foreign exchange arising on short timing differences between recognition and settlement.
The fair value of these bonds at 31 December 2025 is £1,926 million (2024: £1,211 million; 2023: £1,512 million).
(e) Non-controlling interests
Movements in non-controlling interests primarily relate to profit for the year and dividends (reported as a movement in retained earnings) and differences on exchange arising from the translation into sterling (reported as a movement in other reserves). Information on subsidiaries with non-controlling interests is provided in note 32. At 31 December 2025, the non-controlling interest in Brascuba amounts to a loss of £33 million.
(f) Dividends and other appropriations
The interim quarterly dividend payment for the year ended 31 December 2024 of 240.24p per ordinary share (31 December 2023: 235.52p per ordinary share) was payable in four equal instalments: amounts payable in May 2025 of £1,314 million (May 2024: £1,316 million), August 2025 of £1,317 million
(August 2024: £1,303 million), November 2025 of £1,313 million (November 2024: £1,302 million) and February 2026 of £1,308 million (February 2025:
£1,296 million), respectively. The total dividends recognised as an appropriation from reserves in 2025 was £5,240 million (2024: £5,209 million; 2023:
£5,071 million).
The Board has declared an interim dividend of 245.04p per ordinary share of 25p, for the year ended 31 December 2025, payable in four equal quarterly instalments of 61.26p per ordinary share in May 2026, August 2026, November 2026 and February 2027. These payments will be recognised as appropriations from reserves in 2026 and 2027. The total amount payable is estimated to be £5,341 million based on the number of shares outstanding at the date of these accounts.